UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2008

Check here if Amendment  [_]; Amendment Number:
     This Amendment (Check only one.):  [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX                2/13/09
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          115

Form 13F Information Table Value Total:  $   149,792
                                         -----------
                                         (thousands)

List of Other Included Managers:

NONE

COLUMN 1                        COLUMN 2    COLUMN 3      COLUMN 4      COLUMN 5          COLUMN 6      COLUMN 7   COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                  TITLE       CUSIP         VALUE         QUANTITY          DISCRETION    OTHER      VOTING
                                OF CLASS                                                                MANAGERS   AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------
Abbott Labs                     COM         002824100       346,905       6,500  SHRS      SOLE          N/A        SOLE
Aegon N V                       COM         007924103       206,172      34,078  SHRS      SOLE          N/A        SOLE
Aircastle Ltd                   COM         G0129K104       131,450      27,500  SHRS      SOLE          N/A        SOLE
Alcatel Lucent                  COM         013904305        75,250      35,000  CALL      SOLE          N/A        SOLE
Altria Group Inc                COM         02209S103       265,809      17,650  SHRS      SOLE          N/A        SOLE
Anadarko Petroleum Corp         COM         032511107       337,313       8,750  SHRS      SOLE          N/A        SOLE
Assured Guaranty Ltd            COM         G0585R106       342,000      30,000  SHRS      SOLE          N/A        SOLE
AT&T Corp                       COM         00206R102       892,221      31,306  SHRS      SOLE          N/A        SOLE
Bank of America Corp            COM         060505104       198,498      14,098  SHRS      SOLE          N/A        SOLE
Belo Corp                       COM         080555105        15,600      10,000  SHRS      SOLE          N/A        SOLE
Berkshire Hathaway Cl A         COM         084670108       289,800           3  SHRS      SOLE          N/A        SOLE
Berkshire Hathaway Cl B         COM         084670207    11,207,218       3,487  SHRS      SOLE          N/A        SOLE
Boeing Co                       COM         097023105     2,616,957      61,330  SHRS      SOLE          N/A        SOLE
Boots & Coots/ Intl Well Ctrl   COM         099469504        58,500      50,000  SHRS      SOLE          N/A        SOLE
Borders Group Inc               COM         099709107       178,008     445,020  SHRS      SOLE          N/A        SOLE
BP PLC                          COM         055622104       235,701       5,043  SHRS      SOLE          N/A        SOLE
Burlington Northern Santa Fe C  COM         12189T104     2,089,331      27,597  SHRS      SOLE          N/A        SOLE
Calpine Corp                    COM         131347304     1,271,124     174,605  SHRS      SOLE          N/A        SOLE
Canadian Superior Energy Inc    COM         136644101        50,405      52,500  SHRS      SOLE          N/A        SOLE
CenterPoint Energy Inc          COM         15189T107       255,978      20,284  SHRS      SOLE          N/A        SOLE
CenturyTel Inc                  COM         156700106     3,428,685     125,455  SHRS      SOLE          N/A        SOLE
ChevronTexaco Corp              COM         166764100     1,016,055      13,736  SHRS      SOLE          N/A        SOLE
Cintas Corp                     COM         172908105       439,093      18,902  SHRS      SOLE          N/A        SOLE
Cisco Systems                   COM         17275R102     3,239,511     198,743  SHRS      SOLE          N/A        SOLE
Citadel Broadcasting Corp       COM         17285T106         5,793      36,207  SHRS      SOLE          N/A        SOLE
Coca-Cola Co                    COM         191216100     6,385,054     141,044  SHRS      SOLE          N/A        SOLE
Commercial Metals Co            COM         201723103       862,739      72,682  SHRS      SOLE          N/A        SOLE
ConocoPhillips                  COM         20825C104     2,575,642      49,723  SHRS      SOLE          N/A        SOLE
Con-way Inc                     COM         205944101       290,179      10,909  SHRS      SOLE          N/A        SOLE
Costco Whsl Corp                COM         22160K105     2,865,030      54,572  SHRS      SOLE          N/A        SOLE
Credit Suisse Asset Mgmt Inc F  COM         224916106        34,500      15,000  SHRS      SOLE          N/A        SOLE
Dell Computer Corp              COM         24702R101       214,886      20,985  SHRS      SOLE          N/A        SOLE
Dow Chemical Company            COM         260543103     1,575,944     104,436  SHRS      SOLE          N/A        SOLE
Du Pont E I De Nemours & Co     COM         263534109       243,360       9,619  SHRS      SOLE          N/A        SOLE
Dynegy Inc Cl A                 COM         26817G102        60,000      30,000  SHRS      SOLE          N/A        SOLE
Encore Wire Corp                COM         292562105       189,600      10,000  SHRS      SOLE          N/A        SOLE
Energy Transfer Partners LP     COM         29273R109       340,100      10,000  SHRS      SOLE          N/A        SOLE
Exxon Mobil Corp                COM         30231G102     6,987,361      87,528  SHRS      SOLE          N/A        SOLE
Ford Motor Company              COM         345370860        26,186      11,435  SHRS      SOLE          N/A        SOLE
Ford Motor Company              COM         345370860        91,600      40,000  CALL      SOLE          N/A        SOLE
Freeport-McMoran Copper & Go    COM         35671D857       225,386       9,222  SHRS      SOLE          N/A        SOLE
Freeport-McMoran Copper & Go    COM         35671D857      -222,404      -9,100  CALL      SOLE          N/A        SOLE
Freeport-McMoran Copper & Go    COM         35671D857       222,404       9,100  PUT       SOLE          N/A        SOLE
Furmanite Corp                  COM         361086101       266,805      49,500  SHRS      SOLE          N/A        SOLE
Gannett Co                      COM         364730101       132,288      16,536  SHRS      SOLE          N/A        SOLE
General Electric Corp           COM         369604103     3,842,638     237,200  SHRS      SOLE          N/A        SOLE
Genuine Parts Co                COM         372460105       234,732       6,200  SHRS      SOLE          N/A        SOLE
Health Care Sector SPDR         COM         81369Y209     5,650,533     212,826  SHRS      SOLE          N/A        SOLE
Horizon Lines Inc               COM         44044K101       251,280      72,000  SHRS      SOLE          N/A        SOLE
Horizon Lines Inc               COM         44044K101       251,280      72,000  PUT       SOLE          N/A        SOLE
IDEARC Inc                      COM         451663108         5,525      65,000  SHRS      SOLE          N/A        SOLE
Intel Corp                      COM         458140100       446,264      30,441  SHRS      SOLE          N/A        SOLE
Intl Bancshares Corp            COM         459044103     1,734,219      79,442  SHRS      SOLE          N/A        SOLE
Intl Business Machines          COM         459200101       855,223      10,162  SHRS      SOLE          N/A        SOLE
Intl Business Machines          COM         459200101      -420,800      -5,000  CALL      SOLE          N/A        SOLE
Intl Business Machines          COM         459200101       286,144       3,400  PUT       SOLE          N/A        SOLE
Introgen Therapeutics Inc       COM         46119F107           622      31,089  SHRS      SOLE          N/A        SOLE
iShares InvesTop Corp Bond      COM         464287242       486,294       4,784  SHRS      SOLE          N/A        SOLE
iShares Lehman 7-10 Yr Treasur  COM         464287440       651,480       6,612  SHRS      SOLE          N/A        SOLE
iShares Russell 1000 Index      COM         464287622       265,120       5,425  SHRS      SOLE          N/A        SOLE
Ivanhoe Mines Ltd               COM         46579N103       135,000      50,000  SHRS      SOLE          N/A        SOLE
Johnson & Johnson               COM         478160104     7,513,283     125,577  SHRS      SOLE          N/A        SOLE
JP Morgan Chase & Co            COM         46625H100       388,072      12,308  SHRS      SOLE          N/A        SOLE
Knightsbridge Tankers           COM         G5299G106       200,705      13,700  SHRS      SOLE          N/A        SOLE
Kraft Foods Inc                 COM         50075N104       326,066      12,144  SHRS      SOLE          N/A        SOLE
Kratos Defense & Security So    COM         50077B108        18,829      13,449  SHRS      SOLE          N/A        SOLE
Leucadia National Corp          COM         527288104     2,274,525     114,875  SHRS      SOLE          N/A        SOLE
Markel Corp Hldg Co             COM         570535104     3,948,893      13,207  SHRS      SOLE          N/A        SOLE
Medtronic Inc                   COM         585055106     1,928,245      61,370  SHRS      SOLE          N/A        SOLE
Merck & Co Inc                  COM         589331107       434,450      14,291  SHRS      SOLE          N/A        SOLE
Microsoft Corp                  COM         594918104     5,571,303     286,590  SHRS      SOLE          N/A        SOLE
Motorola Inc                    COM         620076109       138,279      31,214  SHRS      SOLE          N/A        SOLE
NewBridge Bancorp               COM         65080T102        23,800      10,000  SHRS      SOLE          N/A        SOLE
Nuveen Insd Div Adv             COM         67071L106       248,682      21,700  SHRS      SOLE          N/A        SOLE
Online Resources Corp           COM         68273G101        54,510      11,500  SHRS      SOLE          N/A        SOLE
Oracle Corp                     COM         68389X105     3,597,772     202,920  SHRS      SOLE          N/A        SOLE
Orthologic Corp                 COM         68750J107         4,200      10,000  SHRS      SOLE          N/A        SOLE
PACCAR Inc                      COM         693718108     2,785,354      97,390  SHRS      SOLE          N/A        SOLE
Palatin Technologies Inc        COM         696077304           899      10,000  SHRS      SOLE          N/A        SOLE
Penn National Gaming Inc        COM         707569109     2,721,140     127,275  SHRS      SOLE          N/A        SOLE
Penn West Energy Trust          COM         707885109       115,248      10,364  SHRS      SOLE          N/A        SOLE
Pep Boys Manny, Moe & Jack      COM         713278109       125,931      30,492  SHRS      SOLE          N/A        SOLE
Pfizer Incorporated             COM         717081103       489,293      27,628  SHRS      SOLE          N/A        SOLE
Pfizer Incorporated             COM         717081103       393,162      22,200  CALL      SOLE          N/A        SOLE
Phillip Morris Intl             COM         718172109       868,155      19,953  SHRS      SOLE          N/A        SOLE
Pioneer Natural Res Co          COM         723787107     2,661,173     164,473  SHRS      SOLE          N/A        SOLE
Powershares QQQ Trust           COM         73935A104     2,747,976      92,400  SHRS      SOLE          N/A        SOLE
Powershares QQQ Trust           COM         73935A104       493,684      16,600  CALL      SOLE          N/A        SOLE
PPG Industries Inc              COM         693506107       339,440       8,000  SHRS      SOLE          N/A        SOLE
ProShares UltraShort S&P500     COM         74347R883     2,849,376      40,166  SHRS      SOLE          N/A        SOLE
Provident Energy Trust          COM         74386K104        43,600      10,000  SHRS      SOLE          N/A        SOLE
Questar Corporation             COM         748356102       261,520       8,000  SHRS      SOLE          N/A        SOLE
Quicksilver Resources Inc       COM         74837R104       739,462     132,758  SHRS      SOLE          N/A        SOLE
Regions Financial Corp          COM         7591EP100       309,644      38,900  CALL      SOLE          N/A        SOLE
Reliant Energy Inc              COM         75952B105        60,557      10,477  SHRS      SOLE          N/A        SOLE
Sirius Satellite Radio          COM         82966U103        33,000     275,000  SHRS      SOLE          N/A        SOLE
Sprint Nextel Corp              COM         852061100        68,625      37,500  SHRS      SOLE          N/A        SOLE
Tenet Healthcare Corp           COM         88033G100        43,125      37,500  SHRS      SOLE          N/A        SOLE
Teva Pharmaceutical Industries  COM         881624209       355,034       8,340  SHRS      SOLE          N/A        SOLE
Texas Industries Inc            COM         882491103       515,603      14,945  SHRS      SOLE          N/A        SOLE
Texas Instruments Inc           COM         882508104       666,373      42,936  SHRS      SOLE          N/A        SOLE
Toronto-Dominion Bank           COM         891160509     1,642,487      45,790  SHRS      SOLE          N/A        SOLE
Transocean Inc                  COM         G90073100       281,657       5,961  SHRS      SOLE          N/A        SOLE
Tyco Electronics Ltd            COM         G9144P105       374,435      23,099  SHRS      SOLE          N/A        SOLE
Tyco Intl Ltd                   COM         G9143X208       493,884      22,865  SHRS      SOLE          N/A        SOLE
Ultra S&P 500 Proshares         COM         74347R107       656,750      25,000  SHRS      SOLE          N/A        SOLE
United Parcel Service B         COM         911312106       369,572       6,700  SHRS      SOLE          N/A        SOLE
US Oil Fund                     COM         91232N108     2,052,200      62,000  SHRS      SOLE          N/A        SOLE
Wal-Mart Stores Inc             COM         931142103     7,678,073     136,962  SHRS      SOLE          N/A        SOLE
Washington Post Co              COM         939640108     2,001,202       5,128  SHRS      SOLE          N/A        SOLE
Wells Fargo & Co                COM         949746101    14,213,577     482,143  SHRS      SOLE          N/A        SOLE
Western Union Company           COM         959802109     1,738,797     121,255  SHRS      SOLE          N/A        SOLE
Whirlpool Corp                  COM         963320106     2,167,484      52,418  SHRS      SOLE          N/A        SOLE
Whole Foods Market Inc          COM         966837106       122,944      13,024  SHRS      SOLE          N/A        SOLE
XTO Energy Inc                  COM         98385X106     2,405,301      68,197  SHRS      SOLE          N/A        SOLE